Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,441	$2,837	$2,574
Share-based payment expense for the year	1,307	2,478	2,903
Board members fees to non-executive members	210	210	199
Total compensation expense for key management personnel	$3,958	$5,525	$5,676